Consolidated Statements of Changes in Shareholders' Equity (Deficiency) - USD ($) $ in Thousands	Issued capital [member]	Warrants [member]	Other equity interest [member]	Retained earnings [member]	Accumulated other comprehensive income [member]	Total
Balance at Dec. 31, 2019	$ 224,528		$ 89,806	$ (316,891)	$ 94	$ (2,463)
IfrsStatementLineItems [Line Items]
Net loss				(5,118)		(5,118)
Foreign currency translation adjustments					(1,139)	(1,139)
Actuarial gain on defined benefit plans and remeasurement of the net defined benefit liability (note 15)				(650)		(650)
Comprehensive loss				(5,768)	(1,139)	(6,907)
Reclassification of warrants to equity (note 17)		7,377				7,377
Issuance of common shares and warrants, net of transaction costs (note 16)	10,480	5,025	(362)			15,143
Share-based compensation costs			61			61
Balance at Dec. 31, 2020	235,008	12,402	89,505	(322,659)	(1,045)	13,211
IfrsStatementLineItems [Line Items]
Net loss				(8,368)		(8,368)
Foreign currency translation adjustments					367	367
Actuarial gain on defined benefit plans and remeasurement of the net defined benefit liability (note 15)				(3,592)		(3,592)
Comprehensive loss				(11,960)	367	(11,593)
Issuance of common shares and warrants, net of transaction costs (note 16)	29,082	1,897				30,979
Share-based compensation costs			311			311
Exercise of warrants (note 17)	29,833	(9,746)				20,087
Transfer of warrant issuance costs upon exercise of warrants (note 17)	(532)	532
Exercise of deferred share units	19		(28)			(9)
Balance at Dec. 31, 2021	293,410	5,085	89,788	(334,619)	(678)	52,986
IfrsStatementLineItems [Line Items]
Net loss				(22,727)		(22,727)
Foreign currency translation adjustments					(289)	(289)
Actuarial gain on defined benefit plans and remeasurement of the net defined benefit liability (note 15)				5,262		5,262
Comprehensive loss				(17,465)	(289)	(17,754)
Issuance of common shares and warrants, net of transaction costs (note 16)
Share-based compensation costs			544			544
Balance at Dec. 31, 2022	$ 293,410	$ 5,085	$ 90,332	$ (352,084)	$ (967)	$ 35,776